Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax and social contribution
Income tax benefit	R$ 164,494	R$ 175,993	R$ 37,709
Total deferred income tax and social contribution	271,119	228,434	50,875
Total income tax and social contribution expenses	R$ (106,625)	R$ (52,441)	R$ (13,166)